FAIR VALUE OF ASSETS AND LIABILITIES (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE OF ASSETS AND LIABILITIES
Assets transferred into Level 3	¥ 0	¥ 0	¥ 0
Assets transferred out of Level 3	0	0	0
Liabilities transferred into Level 3	0	0	0
Liabilities transferred out of Level 3	¥ 0	¥ 0	¥ 0